MERGER	12 Months Ended
Sep. 30, 2014
Business Combinations [Abstract]
MERGER
6.	MERGER

On June 26, 2013, a merger (the “Merger”) was completed by Arch Acquisition Corporation, a Massachusetts corporation and the Company’s wholly-owned subsidiary formed for the purpose of the transaction (“Merger Sub”) and ABS, with ABS surviving the Merger as the Company’s wholly owned subsidiary. Upon the closing of the Merger, all of the issued and outstanding capital stock and convertible notes of ABS were exchanged for an aggregate of 14,645,237 shares of the Company’s common stock. Also, in connection with the Merger, the warrants of ABS were cancelled. For financial reporting purposes, the Merger represented a “reverse merger” rather than a business combination and ABS was deemed to be the accounting acquirer in the transaction. Consequently, the assets, liabilities, accumulated deficit and the historical operations reflected in the Company’s consolidated financial statements are those of ABS. All share information has been restated to reflect the effects of the reverse merger. The Company’s financial information has been consolidated with that of ABS after consummation of the Merger on June 26, 2013, and the historical financial statements of the Company before the Merger have been replaced with the historical financial statements of ABS before the Merger in all future filings with the SEC.